Offerings - Offering: 1	Aug. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	2,100,000
Proposed Maximum Offering Price per Unit	21.4753
Maximum Aggregate Offering Price	$ 45,098,130
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,228.05
Offering Note
(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s Common Stock, par value $0.000001 per share (“Common Stock”), that become issuable under the plan set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Registrant’s Common Stock.
(2) Estimated in accordance with Rules 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of 85% of $25.265 per share, the average of the high and low prices of the Registrant’s Common Stock on August 6, 2026 as reported on the New York Stock Exchange. Under the terms of the Registrant’s Amended and Restated 2012 Employee Stock Purchase Plan (the “2012 ESPP”), the purchase price of the shares of Common Stock issuable thereunder will be 85% of the lower of the fair market value of the Common Stock on the first or last day of the offering period.
(3) Represents shares of Common Stock that were reserved for issuance under the 2012 ESPP upon stockholder approval of the amendment and restatement of the 2012 ESPP at the Registrant’s 2026 Annual Meeting of Stockholders.